UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2008

1.813034.103

LCS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Gentex Corp.	69,600	$ 1,104
Automobiles - 0.1%
Harley-Davidson, Inc.	33,400	1,355
Distributors - 0.3%
Li & Fung Ltd.	1,034,000	3,846
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	16,300	923
Household Durables - 3.0%
Centex Corp. (f)	446,000	12,390
KB Home (f)	644,609	17,727
Meritage Homes Corp. (a)	78,200	1,255
Toll Brothers, Inc. (a)	80,100	1,865
		33,237
Media - 2.4%
E.W. Scripps Co. Class A	62,500	2,545
Focus Media Holding Ltd. ADR (a)(f)	95,100	4,570
Grupo Televisa SA de CV (CPO) sponsored ADR	96,300	2,147
McGraw-Hill Companies, Inc.	81,700	3,493
The Walt Disney Co.	57,300	1,715
Time Warner, Inc.	749,900	11,803
		26,273
Multiline Retail - 0.5%
Target Corp.	102,000	5,669
Specialty Retail - 3.3%
Home Depot, Inc.	397,400	12,188
Lowe's Companies, Inc.	170,400	4,505
OfficeMax, Inc.	24,300	602
Staples, Inc.	809,709	19,384
		36,679
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	16,002	1,940
Polo Ralph Lauren Corp. Class A	9,100	551
		2,491
TOTAL CONSUMER DISCRETIONARY		111,577
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Coca-Cola Femsa SA de CV sponsored ADR	34,000	$ 1,596
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	27,762	1,179
Fomento Economico Mexicano SA de CV sponsored ADR	27,000	977
		3,752
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	145,400	5,681
United Natural Foods, Inc. (a)	90,700	2,175
		7,856
Food Products - 1.9%
Groupe Danone	93,200	7,573
Nestle SA (Reg.)	24,460	11,002
Wm. Wrigley Jr. Co.	38,600	2,217
		20,792
Household Products - 0.1%
Procter & Gamble Co.	10,200	673
Tobacco - 0.1%
Souza Cruz Industria Comerico	47,100	1,295
TOTAL CONSUMER STAPLES		34,368
ENERGY - 9.4%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	26,000	2,936
Expro International Group PLC	48,100	892
National Oilwell Varco, Inc. (a)	29,000	1,747
Schlumberger Ltd. (NY Shares)	96,600	7,289
Smith International, Inc.	25,700	1,393
Transocean, Inc. (a)	24,875	3,050
		17,307
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd.	17,500	1,120
Chesapeake Energy Corp.	70,300	2,617
ConocoPhillips	125,590	10,087
EOG Resources, Inc.	118,200	10,343
Exxon Mobil Corp.	58,900	5,089
Forest Oil Corp. (a)	82,200	3,717
Hess Corp.	39,100	3,551
Occidental Petroleum Corp.	62,000	4,208
Petroplus Holdings AG (a)	29,874	1,839
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	109,894	$ 5,345
Quicksilver Resources, Inc. (a)	111,100	6,314
Range Resources Corp.	194,950	10,180
Southwestern Energy Co. (a)	38,900	2,175
Suncor Energy, Inc.	21,100	1,985
Ultra Petroleum Corp. (a)	127,700	8,786
Valero Energy Corp.	177,900	10,530
		87,886
TOTAL ENERGY		105,193
FINANCIALS - 20.3%
Capital Markets - 6.0%
AllianceBernstein Holding LP	25,300	1,680
Ashmore Group plc	497,300	2,588
Bank of New York Mellon Corp.	122,939	5,733
Bear Stearns Companies, Inc. (f)	74,500	6,727
Goldman Sachs Group, Inc.	31,400	6,304
Greenhill & Co., Inc.	35,600	2,404
Julius Baer Holding AG	17,698	1,243
Lehman Brothers Holdings, Inc.	324,800	20,842
Merrill Lynch & Co., Inc.	99,200	5,595
State Street Corp.	133,769	10,985
T. Rowe Price Group, Inc.	55,595	2,813
		66,914
Commercial Banks - 2.3%
East West Bancorp, Inc.	116,900	2,813
Erste Bank AG	116,974	6,362
Standard Chartered PLC (United Kingdom)	187,912	6,301
Wachovia Corp.	264,200	10,285
		25,761
Consumer Finance - 0.8%
Capital One Financial Corp.	112,800	6,183
SLM Corp.	130,000	2,828
		9,011
Diversified Financial Services - 6.9%
Bank of America Corp.	432,400	19,177
Bolsa de Mercadorias & Futuros - BM&F SA	403,200	3,633
Bovespa Holding SA	231,000	3,392
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,005,900	$ 28,386
Deutsche Boerse AG	24,500	4,288
JPMorgan Chase & Co.	317,619	15,103
JSE Ltd.	323,900	3,022
		77,001
Insurance - 3.3%
American International Group, Inc.	627,974	34,639
LandAmerica Financial Group, Inc.	41,900	2,186
		36,825
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	442,000	8,579
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	81,000	2,743
TOTAL FINANCIALS		226,834
HEALTH CARE - 15.5%
Biotechnology - 3.9%
Acorda Therapeutics, Inc. (a)	4,212	107
Alnylam Pharmaceuticals, Inc. (a)	222,300	6,678
Amgen, Inc. (a)	129,800	6,047
Cephalon, Inc. (a)	119,052	7,813
Cougar Biotechnology, Inc. (a)	18,900	565
CSL Ltd.	231,098	7,078
Genentech, Inc. (a)	97,200	6,822
GTx, Inc. (a)	42,500	471
MannKind Corp. (a)(f)	160,035	1,264
Myriad Genetics, Inc. (a)	105,425	4,534
Vertex Pharmaceuticals, Inc. (a)	115,000	2,341
		43,720
Health Care Equipment & Supplies - 6.2%
Alcon, Inc.	12,700	1,803
Beckman Coulter, Inc.	67,700	4,502
Becton, Dickinson & Co.	66,100	5,720
C.R. Bard, Inc.	77,200	7,455
Gen-Probe, Inc. (a)	47,300	2,703
Inverness Medical Innovations, Inc. (a)(f)	866,370	39,030
Inverness Medical Innovations, Inc. (a)	72,700	3,276
Quidel Corp. (a)	42,200	665
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Smith & Nephew PLC sponsored ADR	18,200	$ 1,226
Sonova Holding AG	22,077	1,973
		68,353
Health Care Providers & Services - 0.8%
Humana, Inc. (a)	33,600	2,698
UnitedHealth Group, Inc.	127,500	6,482
		9,180
Life Sciences Tools & Services - 0.6%
QIAGEN NV (a)	340,900	6,954
Pharmaceuticals - 4.0%
Allergan, Inc.	111,670	7,503
BioMimetic Therapeutics, Inc. (a)	130,605	1,942
Elan Corp. PLC sponsored ADR (a)	152,900	3,885
Johnson & Johnson (f)	252,700	15,986
Merck & Co., Inc.	206,528	9,558
Schering-Plough Corp.	224,700	4,397
Sirtris Pharmaceuticals, Inc. (f)	129,453	1,561
		44,832
TOTAL HEALTH CARE		173,039
INDUSTRIALS - 18.9%
Aerospace & Defense - 4.2%
General Dynamics Corp.	61,000	5,152
Honeywell International, Inc.	705,900	41,698
		46,850
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	15,600	866
FedEx Corp.	10,900	1,019
United Parcel Service, Inc. Class B	51,500	3,768
		5,653
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	72,000	3,731
Corporate Executive Board Co.	66,100	3,804
CoStar Group, Inc. (a)	58,400	2,473
Fuel Tech, Inc. (a)	115,100	2,192
Healthcare Services Group, Inc.	243,672	5,911
Herman Miller, Inc.	34,700	1,103
Intertek Group PLC	89,942	1,577
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	96,600	$ 2,684
SGS Societe Generale de Surveillance Holding SA (Reg.)	878	1,145
		24,620
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR	160,300	4,008
Alstom SA	23,400	4,726
Evergreen Solar, Inc. (a)(f)	475,074	5,791
Q-Cells AG (a)	39,800	3,745
SolarWorld AG (f)	73,400	3,255
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	103,157	5,646
		27,171
Industrial Conglomerates - 7.4%
3M Co. (f)	89,300	7,113
General Electric Co.	1,856,008	65,724
Siemens AG sponsored ADR	72,500	9,411
		82,248
Machinery - 1.1%
Illinois Tool Works, Inc.	108,100	5,448
NGK Insulators Ltd.	139,000	3,582
SPX Corp.	34,600	3,481
		12,511
Road & Rail - 0.9%
Landstar System, Inc.	53,300	2,667
Marten Transport Ltd. (a)	89,900	1,529
Ryder System, Inc.	107,477	5,595
		9,791
Trading Companies & Distributors - 0.2%
Watsco, Inc. (f)	71,400	2,633
TOTAL INDUSTRIALS		211,477
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	741,100	18,157
Corning, Inc.	364,450	8,772
Foxconn International Holdings Ltd. (a)	77,000	127
Infinera Corp.	69,300	706
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	200,400	$ 5,441
Nice Systems Ltd. sponsored ADR (a)	98,100	3,003
		36,206
Computers & Peripherals - 2.6%
Apple, Inc. (a)	56,400	7,634
EMC Corp. (a)	523,923	8,315
Hewlett-Packard Co.	210,800	9,223
NCR Corp. (a)	165,700	3,559
		28,731
Electronic Equipment & Instruments - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	570,000	3,060
Ibiden Co. Ltd.	70,400	4,436
Motech Industries, Inc.	554,925	3,313
Motech Industries, Inc. GDR (a)(g)	92,692	549
		11,358
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	109,200	3,298
Google, Inc. Class A (sub. vtg.) (a)	40,213	22,692
LoopNet, Inc. (a)	65,125	919
ValueClick, Inc. (a)	83,349	1,820
		28,729
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	298,302	8,323
Paychex, Inc.	132,400	4,332
Satyam Computer Services Ltd. sponsored ADR	177,000	4,310
The Western Union Co.	257,000	5,757
		22,722
Semiconductors & Semiconductor Equipment - 2.7%
ARM Holdings PLC sponsored ADR	401,600	2,843
Broadcom Corp. Class A (a)	127,600	2,817
FormFactor, Inc. (a)	32,700	792
Intel Corp.	771,141	16,348
LDK Solar Co. Ltd. Sponsored ADR (f)	34,800	1,227
National Semiconductor Corp.	140,200	2,584
Taiwan Semiconductor Manufacturing Co. Ltd.	1,337,653	2,506
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	142,429	1,322
		30,439
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.0%
Activision, Inc. (a)	211,700	$ 5,477
Autonomy Corp. PLC (a)	115,900	2,118
Microsoft Corp.	626,502	20,424
Nintendo Co. Ltd.	10,600	5,236
		33,255
TOTAL INFORMATION TECHNOLOGY		191,440
MATERIALS - 1.2%
Chemicals - 0.9%
Albemarle Corp.	198,500	7,198
Nalco Holding Co.	131,800	2,760
		9,958
Metals & Mining - 0.3%
Alcoa, Inc.	99,700	3,300
TOTAL MATERIALS		13,258
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	324,500	12,490
Verizon Communications, Inc.	201,300	7,818
		20,308
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	104,089	3,906
TOTAL TELECOMMUNICATION SERVICES		24,214
UTILITIES - 1.7%
Electric Utilities - 0.5%
Great Plains Energy, Inc.	150,200	4,188
Reliant Energy, Inc. (a)	54,300	1,155
		5,343
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	175,600	3,350
Clipper Windpower PLC (a)	187,200	2,238
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	40,100	$ 3,768
NRG Energy, Inc. (a)	108,199	4,175
		13,531
TOTAL UTILITIES		18,874
TOTAL COMMON STOCKS (Cost $1,058,573)		1,110,274
Convertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,030	1,019
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp.:
0% 9/30/14 (d)(e)	1,360	1,156
7.75% 6/1/15 (d)	2,950	2,655
		3,811
TOTAL CONVERTIBLE BONDS (Cost $5,031)		4,830
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	6,883,753	6,884
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	41,203,196	41,203
TOTAL MONEY MARKET FUNDS (Cost $48,087)		48,087
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,111,691)		1,163,191
NET OTHER ASSETS - (4.2)%		(46,895)
NET ASSETS - 100%		$ 1,116,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $549,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 441
Fidelity Securities Lending Cash Central Fund	130
Total	$ 571
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,118,363,000. Net unrealized appreciation aggregated $44,828,000, of which $128,133,000 related to appreciated investment securities and $83,305,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2008

1.813018.103

MCS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.2%
Visteon Corp. (a)(d)(e)	7,500,000	$ 30,000
Automobiles - 0.2%
Fleetwood Enterprises, Inc. (a)(d)(e)	6,000,000	28,080
Hotels, Restaurants & Leisure - 1.1%
Gaylord Entertainment Co. (a)	1,300,000	37,947
Life Time Fitness, Inc. (a)(d)	1,350,000	59,859
Morgans Hotel Group Co. (a)(d)(e)	3,000,000	43,710
		141,516
Household Durables - 1.7%
Champion Enterprises, Inc. (a)(d)(e)	5,000,000	48,850
Whirlpool Corp. (d)	2,000,000	170,220
		219,070
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)(d)(e)	1,500,000	82,875
GSI Commerce, Inc. (a)(d)(e)	4,650,000	75,702
		158,577
Media - 2.7%
Cinemark Holdings, Inc. (d)	2,850,000	40,755
Eros International plc (a)	5,000,000	34,245
Grupo Televisa SA de CV (CPO) sponsored ADR	6,000,000	133,740
JumpTV, Inc. (e)	4,368,400	6,529
National CineMedia, Inc. (e)	4,800,000	109,392
R.H. Donnelley Corp. (a)(d)	800,000	24,056
		348,717
Specialty Retail - 0.6%
Eddie Bauer Holdings, Inc. (a)(d)	1,424,900	9,148
Staples, Inc.	3,000,000	71,820
		80,968
TOTAL CONSUMER DISCRETIONARY		1,006,928
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	5,500,000	214,885
Rite Aid Corp. (a)(d)	15,000,000	44,400
		259,285
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.1%
Bunge Ltd.	650,000	$ 77,006
Hain Celestial Group, Inc. (a)(e)	2,400,000	64,800
		141,806
TOTAL CONSUMER STAPLES		401,091
ENERGY - 17.5%
Energy Equipment & Services - 3.6%
National Oilwell Varco, Inc. (a)	1,500,000	90,345
Noble Corp.	2,000,000	87,540
North American Energy Partners, Inc. (a)(e)	3,000,000	35,940
Pride International, Inc. (a)	2,000,037	63,421
Transocean, Inc. (a)	1,100,000	134,860
Weatherford International Ltd. (a)	1,000,000	61,810
		473,916
Oil, Gas & Consumable Fuels - 13.9%
Arch Coal, Inc. (d)	4,500,000	198,000
Aventine Renewable Energy Holdings, Inc. (a)(d)(e)	2,300,000	21,988
CONSOL Energy, Inc.	1,750,000	127,750
EOG Resources, Inc.	1,400,000	122,500
Foundation Coal Holdings, Inc.	1,700,000	88,910
Hess Corp.	1,200,000	108,996
Massey Energy Co. (e)	4,500,000	167,310
Newfield Exploration Co. (a)	1,500,000	74,820
OAO Gazprom sponsored ADR	2,000,000	97,600
OPTI Canada, Inc. (a)	4,000,000	65,966
Peabody Energy Corp.	4,400,000	237,688
Ultra Petroleum Corp. (a)	2,400,000	165,120
Uranium One, Inc. (a)	4,000,000	27,821
Valero Energy Corp.	3,500,000	207,165
VeraSun Energy Corp. (a)(d)	2,500,000	26,125
Western Refining, Inc. (d)(e)	3,500,000	74,725
		1,812,484
TOTAL ENERGY		2,286,400
FINANCIALS - 4.2%
Capital Markets - 0.7%
Julius Baer Holding AG	1,400,000	98,333
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.4%
Banco do Brasil SA	438,700	$ 7,315
Wintrust Financial Corp. (e)	1,226,250	46,647
		53,962
Diversified Financial Services - 0.1%
Bolsa de Mercadorias & Futuros - BM&F SA	1,000,000	9,011
Insurance - 2.2%
Axis Capital Holdings Ltd.	1,250,000	50,050
Everest Re Group Ltd.	900,000	91,521
Montpelier Re Holdings Ltd.	4,000,000	68,560
W.R. Berkley Corp.	1,000,000	30,260
Willis Group Holdings Ltd.	1,250,000	44,050
		284,441
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	4,000,000	78,880
MFA Mortgage Investments, Inc.	2,500,000	25,500
		104,380
TOTAL FINANCIALS		550,127
HEALTH CARE - 11.4%
Biotechnology - 2.0%
Celgene Corp. (a)	1,700,000	95,387
Cephalon, Inc. (a)(d)	1,250,000	82,038
Genentech, Inc. (a)	1,200,000	84,228
		261,653
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)(d)	3,000,000	35,340
Mentor Corp. (d)(e)	1,750,000	60,585
Smith & Nephew PLC sponsored ADR	500,000	33,675
St. Jude Medical, Inc. (a)	8,000,000	324,080
		453,680
Health Care Providers & Services - 4.2%
Aetna, Inc.	1,250,000	66,575
Henry Schein, Inc. (a)	1,000,000	58,130
Humana, Inc. (a)	2,500,000	200,750
McKesson Corp.	1,000,000	62,790
Medco Health Solutions, Inc. (a)	2,400,000	120,192
Pediatrix Medical Group, Inc. (a)	500,000	34,045
		542,482
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.9%
IMS Health, Inc.	5,000,000	$ 119,450
Pharmaceuticals - 0.8%
Allergan, Inc.	1,500,000	100,785
Forest Laboratories, Inc. (a)	50,000	1,989
		102,774
TOTAL HEALTH CARE		1,480,039
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	1,000,000	113,800
Rockwell Collins, Inc.	1,400,000	88,480
Spirit AeroSystems Holdings, Inc. Class A (a)	2,500,000	69,050
		271,330
Airlines - 0.8%
AMR Corp. (a)	3,100,000	43,214
UAL Corp.	1,500,000	56,925
		100,139
Commercial Services & Supplies - 3.8%
Allied Waste Industries, Inc. (a)	10,000,000	98,500
American Reprographics Co. (a)(d)(e)	3,250,000	51,123
Casella Waste Systems, Inc. Class A (a)(e)	2,442,200	29,624
CDI Corp. (e)	2,000,000	38,900
Corporate Executive Board Co.	1,556,592	89,582
CoStar Group, Inc. (a)(d)(e)	1,750,000	74,095
Waste Management, Inc.	3,500,000	113,540
		495,364
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	3,000,000	133,470
Fluor Corp.	750,000	91,253
URS Corp. (a)	1,560,000	68,484
		293,207
Electrical Equipment - 1.9%
Alstom SA	300,000	60,592
Evergreen Solar, Inc. (a)(d)	3,500,000	42,665
Prysmian SpA	3,000,000	60,275
Renewable Energy Corp. AS (a)(d)	3,000,000	78,428
		241,960
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Walter Industries, Inc.	1,500,000	$ 62,880
Machinery - 0.4%
Manitowoc Co., Inc. (d)	1,500,000	57,180
Road & Rail - 0.6%
Landstar System, Inc.	1,500,000	75,045
TOTAL INDUSTRIALS		1,597,105
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 6.1%
Adtran, Inc.	3,000,000	62,430
Alcatel-Lucent SA sponsored ADR	8,000,000	50,640
Ciena Corp. (a)	3,500,000	94,955
Comverse Technology, Inc. (a)(e)	16,000,000	261,600
Finisar Corp. (a)(e)	20,000,000	32,000
Infinera Corp.	2,857,922	29,122
Juniper Networks, Inc. (a)	8,000,000	217,200
MasTec, Inc. (a)(e)	5,000,000	41,750
		789,697
Computers & Peripherals - 2.9%
NCR Corp. (a)	8,000,000	171,840
Network Appliance, Inc. (a)	2,000,000	46,440
Teradata Corp. (a)	4,500,000	107,190
Western Digital Corp. (a)	2,000,000	52,900
		378,370
Electronic Equipment & Instruments - 5.2%
Agilent Technologies, Inc. (a)	3,500,000	118,685
Amphenol Corp. Class A	650,000	25,961
Arrow Electronics, Inc. (a)	2,000,000	68,440
Benchmark Electronics, Inc. (a)(d)	3,000,000	53,250
Flextronics International Ltd. (a)	35,000,000	409,496
		675,832
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	1,750,000	52,850
Equinix, Inc. (a)	800,000	60,424
Move, Inc. (a)(e)	15,500,000	37,200
SAVVIS, Inc. (a)(d)(e)	5,000,000	101,000
		251,474
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Genpact Ltd.	3,200,000	$ 38,880
Telvent GIT SA (e)	2,750,000	55,825
Unisys Corp. (a)	10,000,000	41,600
WNS Holdings Ltd. ADR (a)	2,500,000	43,525
		179,830
Office Electronics - 0.3%
Xerox Corp.	3,000,000	46,200
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	4,000,000	67,560
Applied Micro Circuits Corp. (a)(e)	5,500,000	44,165
Broadcom Corp. Class A (a)	4,000,000	88,320
FormFactor, Inc. (a)	1,750,000	42,385
Integrated Device Technology, Inc. (a)	5,000,000	37,250
Marvell Technology Group Ltd. (a)	12,250,000	145,408
Microchip Technology, Inc. (d)	4,500,000	143,595
ON Semiconductor Corp. (a)(d)	9,000,000	58,320
PMC-Sierra, Inc. (a)(d)(e)	11,750,000	55,108
		682,111
Software - 0.4%
TIBCO Software, Inc. (a)	6,500,000	48,360
TOTAL INFORMATION TECHNOLOGY		3,051,874
MATERIALS - 10.1%
Chemicals - 4.0%
Agrium, Inc.	2,000,000	129,022
Airgas, Inc.	1,611,400	74,785
Chemtura Corp.	6,000,000	40,200
Monsanto Co.	2,000,000	224,880
Nitto Denko Corp.	110,000	5,369
Tokuyama Corp.	6,500,000	46,398
		520,654
Metals & Mining - 6.1%
Agnico-Eagle Mines Ltd. (d)	2,000,000	126,690
ArcelorMittal SA (NY Reg.) Class A	2,000,000	132,780
Commercial Metals Co.	2,000,000	56,700
Gold Fields Ltd. sponsored ADR	10,000,000	150,300
Newcrest Mining Ltd.	3,000,000	93,960
Reliance Steel & Aluminum Co.	2,000,000	98,420
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	2,713,200	$ 58,985
United States Steel Corp.	750,000	76,583
		794,418
TOTAL MATERIALS		1,315,072
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 8.2%
AT&T, Inc.	5,000,000	192,450
Cogent Communications Group, Inc. (a)(e)	3,500,000	71,645
Global Crossing Ltd. (a)(e)	4,250,000	91,460
Level 3 Communications, Inc. (a)(d)	60,000,000	206,400
PAETEC Holding Corp. (a)	5,000,000	47,550
Qwest Communications International, Inc. (d)	55,000,000	323,400
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(e)	8,000,000	139,840
		1,072,745
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	900,000	38,394
TOTAL TELECOMMUNICATION SERVICES		1,111,139
UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	3,750,000	71,550
Dynegy, Inc. Class A (a)	5,000,000	35,100
		106,650
TOTAL COMMON STOCKS (Cost $11,864,144)		12,906,425
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 3.79% (b)	73,146,110	73,146
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	454,240,180	454,240
TOTAL MONEY MARKET FUNDS (Cost $527,386)		527,386
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $21,266)	$ 21,267	$ 21,266
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $12,412,796)		13,455,077
NET OTHER ASSETS - (3.3)%		(424,304)
NET ASSETS - 100%		$ 13,030,773
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$21,266,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 4,643
Barclays Capital, Inc.	6,696
ING Financial Markets LLC	9,927
$ 21,266
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,270
Fidelity Securities Lending Cash Central Fund	3,985
Total	$ 13,255
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adams Respiratory Therapeutics, Inc.	$ -	$ 21,432	$ 122,088	$ -	$ -
Adtran, Inc.	-	7,243	9,684	891	-
Align Technology, Inc.	113,300	-	49,514	-	-
American Reprographics Co.	99,600	15,373	4,017	-	51,123
Applied Micro Circuits Corp.	-	69,709	4,641	-	44,165
Aventine Renewable Energy Holdings, Inc.	60,279	16,307	20,535	-	21,988
Blue Nile, Inc.	81,828	-	12,957	-	82,875
Casella Waste Systems, Inc. Class A	-	27,587	606	-	29,624
CDI Corp.	59,240	-	-	700	38,900
Champion Enterprises, Inc.	-	56,707	-	-	48,850
Cogent Communications Group, Inc.	58,191	28,009	-	-	71,645
Comverse Technology, Inc.	340,200	16,976	-	-	261,600
Corporate Executive Board Co.	-	90,224	39,548	1,700	-
CoStar Group, Inc.	71,111	15,017	-	-	74,095
Finisar Corp.	-	76,541	-	-	32,000
Fleetwood Enterprises, Inc.	-	55,913	2,107	-	28,080
Global Crossing Ltd.	105,626	11,627	-	-	91,460
GSI Commerce, Inc.	97,240	13,039	11,345	-	75,702
Hain Celestial Group, Inc.	60,060	14,257	2,754	-	64,800
Healthspring, Inc.	79,968	-	63,222	-	-
JumpTV, Inc.	-	18,053	-	-	6,529
Massey Energy Co.	74,241	56,334	1,364	368	167,310
MasTec, Inc.	61,933	-	5,993	-	41,750
Mentor Corp.	77,820	21,511	33,549	940	60,585
Morgans Hotel Group Co.	74,203	2,881	10,545	-	43,710
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Move, Inc.	$ 69,600	$ 1,175	$ -	$ -	$ 37,200
National CineMedia, Inc.	92,015	35,469	370	1,440	109,392
North American Energy Partners, Inc.	42,292	15,284	149	-	35,940
PMC-Sierra, Inc.	67,251	23,634	122	-	55,108
SAVVIS, Inc.	118,699	127,282	1,006	-	101,000
Solectron Corp.	167,500	-	214,102	-	-
Telvent GIT SA	52,333	-	-	943	55,825
Time Warner Telecom, Inc. Class A (sub. vtg.)	153,750	9,979	-	-	139,840
VeraSun Energy Corp.	-	31,923	36,188	-	-
Visteon Corp.	64,296	3,805	407	-	30,000
Western Refining, Inc.	99,050	27,750	-	510	74,725
Wintrust Financial Corp.	56,961	-	4,006	208	46,647
Total	$ 2,498,587	$ 911,041	$ 650,819	$ 7,700	$ 2,022,468
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,428,973,000. Net unrealized appreciation aggregated $1,026,104,000, of which $2,625,091,000 related to appreciated investment securities and $1,598,987,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2008

1.813072.103

SLC-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.7%
Amerigon, Inc. (a)(e)	1,705,800	$ 29,203
Automobiles - 0.1%
Winnebago Industries, Inc. (d)	188,267	3,965
Diversified Consumer Services - 0.8%
Carriage Services, Inc. Class A (a)(e)	1,185,250	9,577
Nord Anglia Education PLC (a)(e)	2,100,000	10,992
Princeton Review, Inc. (a)	867,690	6,846
Strayer Education, Inc.	44,700	7,714
		35,129
Hotels, Restaurants & Leisure - 0.7%
Denny's Corp. (a)	4,457,207	15,110
Famous Dave's of America, Inc. (a)(e)	1,059,388	11,886
Six Flags, Inc. (a)	1,206,537	2,353
		29,349
Household Durables - 1.1%
Directed Electronics, Inc. (a)(e)	2,512,865	6,508
Fourlis Holdings SA	438,791	14,989
Furniture Brands International, Inc. (d)	1,535,252	14,662
Whirlpool Corp.	125,000	10,639
		46,798
Leisure Equipment & Products - 0.8%
Brunswick Corp.	117,200	2,226
Jumbo SA	786,294	24,806
MarineMax, Inc. (a)(d)	528,022	8,169
		35,201
Media - 5.7%
Carmike Cinemas, Inc. (e)	1,231,055	7,374
Cinemark Holdings, Inc. (d)	1,477,773	21,132
Lee Enterprises, Inc. (d)(e)	3,578,700	42,730
Live Nation, Inc. (a)	1,357,863	14,801
National CineMedia, Inc.	564,685	12,869
New Frontier Media, Inc. (e)	2,007,212	8,972
Next Fifteen Communications Group plc (e)	4,012,000	4,917
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	2,321,480	19,686
Regal Entertainment Group Class A (d)	3,095,493	57,390
Sinclair Broadcast Group, Inc. Class A (d)	5,283,265	47,549
		237,420
Specialty Retail - 3.8%
A.C. Moore Arts & Crafts, Inc. (a)	739,034	8,854
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	699,776	$ 24,968
Foot Locker, Inc.	450,200	6,163
Gamestop Corp. Class A (a)	235,176	12,166
Jo-Ann Stores, Inc. (a)	483,935	6,131
Mothers Work, Inc. (a)(e)	596,293	11,240
Penske Auto Group, Inc. (d)	1,036,200	18,817
Shoe Carnival, Inc. (a)(e)	852,412	12,599
The Children's Place Retail Stores, Inc. (a)(d)	774,363	14,357
The Men's Wearhouse, Inc.	1,050,474	26,777
The Pep Boys - Manny, Moe & Jack (d)	1,687,817	18,448
		160,520
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc. (a)	960,440	35,497
TOTAL CONSUMER DISCRETIONARY		613,082
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
The Pantry, Inc. (a)	181,086	5,262
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)	248,760	9,582
Personal Products - 0.3%
Sarantis SA (Reg.)	682,202	11,845
TOTAL CONSUMER STAPLES		26,689
ENERGY - 3.5%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (a)	270,000	22,434
ENGlobal Corp. (a)(d)(e)	2,084,460	20,094
Exterran Holdings, Inc. (a)	219,134	14,296
Hornbeck Offshore Services, Inc. (a)(d)	499,501	19,321
NATCO Group, Inc. Class A (a)	406,292	18,600
Parker Drilling Co. (a)	1,694,893	11,780
Superior Energy Services, Inc. (a)	550,000	22,050
		128,575
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.4%
Boardwalk Pipeline Partners, LP	304,280	$ 9,457
Cabot Oil & Gas Corp.	200,200	7,746
		17,203
TOTAL ENERGY		145,778
FINANCIALS - 2.5%
Capital Markets - 0.3%
GLG Partners, Inc. (a)(d)	1,176,057	13,866
Consumer Finance - 0.2%
H&T Group PLC	1,754,280	7,013
Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.	284,200	13,536
Endurance Specialty Holdings Ltd.	461,000	18,680
IPC Holdings Ltd.	427,752	11,006
Montpelier Re Holdings Ltd.	849,400	14,559
Platinum Underwriters Holdings Ltd.	348,100	11,748
		69,529
Real Estate Management & Development - 0.4%
Unite Group PLC	2,394,300	15,902
TOTAL FINANCIALS		106,310
HEALTH CARE - 14.6%
Biotechnology - 0.8%
Alkermes, Inc. (a)	1,191,800	15,875
Indevus Pharmaceuticals, Inc. (a)	2,802,268	17,850
		33,725
Health Care Equipment & Supplies - 1.3%
Accuray, Inc. (d)	1,016,190	9,674
BioLase Technology, Inc. (a)(d)(e)	2,365,449	7,995
Regeneration Technologies, Inc. (a)(e)	1,912,390	15,299
Zoll Medical Corp. (a)	777,130	20,718
		53,686
Health Care Providers & Services - 2.8%
Air Methods Corp. (a)	514,294	23,596
Healthways, Inc. (a)(d)	1,091,113	61,430
I-trax, Inc. (a)(e)	2,273,463	7,252
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. (a)	710,480	$ 15,893
Virtual Radiologic Corp.	691,900	10,475
		118,646
Health Care Technology - 5.3%
Allscripts Healthcare Solutions, Inc. (a)(d)	2,442,891	36,228
Cerner Corp. (a)(d)	1,786,199	93,597
Eclipsys Corp. (a)(e)	3,506,947	90,269
		220,094
Life Sciences Tools & Services - 3.9%
Covance, Inc. (a)	169,793	14,120
Exelixis, Inc. (a)	1,574,626	11,526
ICON PLC sponsored ADR (a)	918,975	57,601
Medtox Scientific, Inc. (a)(e)	763,519	13,491
PAREXEL International Corp. (a)	1,098,858	59,789
Pharmaceutical Product Development, Inc.	204,637	8,873
		165,400
Pharmaceuticals - 0.5%
Alpharma, Inc. Class A (a)	757,797	15,550
Arpida Ltd. (a)(d)	342,675	4,790
		20,340
TOTAL HEALTH CARE		611,891
INDUSTRIALS - 27.9%
Aerospace & Defense - 3.0%
DRS Technologies, Inc.	628,487	33,731
Hexcel Corp. (a)(d)	1,036,800	22,633
LMI Aerospace, Inc. (a)	542,838	10,954
Taser International, Inc. (a)(d)	500,023	5,745
Triumph Group, Inc. (d)(e)	945,783	51,072
		124,135
Air Freight & Logistics - 1.7%
Forward Air Corp. (e)	1,658,295	51,407
UTI Worldwide, Inc.	1,048,625	19,609
		71,016
Commercial Services & Supplies - 6.9%
Clean Harbors, Inc. (a)	240,994	13,370
Corrections Corp. of America (a)	1,166,443	30,957
Diamond Management & Technology Consultants, Inc.	824,397	3,833
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Healthcare Services Group, Inc.	1,085,460	$ 26,333
Interface, Inc. Class A	1,434,260	22,891
Intermap Technologies Corp. (a)	2,045,500	15,185
Medialink Worldwide, Inc. (a)(d)(e)	602,200	1,927
Navigant Consulting, Inc. (a)	1,645,892	19,487
Team, Inc. (a)	904,122	27,169
The Geo Group, Inc. (a)(e)	3,763,198	90,016
Waste Connections, Inc. (a)	675,060	19,685
Waste Services, Inc. (a)(d)	1,993,577	18,859
		289,712
Construction & Engineering - 0.9%
Bird Construction Income Fund (e)	774,698	23,545
Great Lakes Dredge & Dock Corp.	2,441,895	15,457
		39,002
Electrical Equipment - 1.7%
American Superconductor Corp. (a)(d)	889,783	18,018
Carbone Lorraine	250,000	13,247
Composite Technology Corp. (a)	2,750,000	3,960
Ener1, Inc. (a)(f)	5,000,000	3,240
Ener1, Inc. warrants 5/20/08 (a)	4,500,000	690
REPower Systems AG (a)	13,874	2,855
Vestas Wind Systems AS (a)	238,000	23,120
Xantrex Technology, Inc. (a)	766,400	5,857
		70,987
Machinery - 0.7%
Astec Industries, Inc. (a)	374,770	11,569
GEA Group AG (a)	440,000	13,599
Hansen Transmission International NV	1,344,600	6,417
		31,585
Marine - 0.4%
Alexander & Baldwin, Inc.	332,002	15,153
Road & Rail - 10.7%
Celadon Group, Inc. (a)(e)	2,376,315	22,670
Con-way, Inc.	880,167	42,855
Frozen Food Express Industries, Inc. (e)	1,743,240	9,919
Heartland Express, Inc. (d)	799,099	12,985
J.B. Hunt Transport Services, Inc. (d)	1,450,600	45,114
Knight Transportation, Inc. (d)(e)	5,662,252	97,169
Landstar System, Inc.	426,300	21,328
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd. (a)(e)	2,105,087	$ 35,808
Old Dominion Freight Lines, Inc. (a)	1,031,533	30,069
P.A.M. Transportation Services, Inc. (a)(e)	856,253	13,289
Quality Distribution, Inc. (a)(e)	1,815,775	8,770
Ryder System, Inc.	589,100	30,669
Saia, Inc. (a)(e)	941,019	13,278
Universal Truckload Services, Inc. (a)	759,314	16,857
USA Truck, Inc. (a)(e)	1,038,599	13,253
Vitran Corp., Inc. (a)	427,491	6,113
YRC Worldwide, Inc. (a)(d)	1,600,000	29,296
		449,442
Trading Companies & Distributors - 1.5%
Kaman Corp.	650,987	19,230
Rush Enterprises, Inc.:
Class A (a)	671,437	11,267
Class B (a)	595,754	9,353
UAP Holding Corp.	653,598	25,059
		64,909
Transportation Infrastructure - 0.4%
Quixote Corp. (e)	889,472	15,059
TOTAL INDUSTRIALS		1,171,000
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 1.2%
Alliance Fiber Optic Products, Inc. (a)(e)	2,896,047	5,097
Avanex Corp. (a)	5,920,559	5,625
Balda AG (a)(d)	1,122,848	9,636
Finisar Corp. (a)	7,577,305	12,124
Oplink Communications, Inc. (a)(e)	1,327,596	16,953
		49,435
Computers & Peripherals - 1.4%
ActivIdentity Corp. (a)	1,933,384	6,477
Hypercom Corp. (a)	2,146,403	7,534
STEC, Inc. (a)(d)(e)	4,131,026	30,694
TPV Technology Ltd.	22,500,000	14,255
		58,960
Electronic Equipment & Instruments - 5.6%
Arrow Electronics, Inc. (a)	1,289,347	44,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	200,000	$ 7,122
Bell Microproducts, Inc. (a)	1,499,622	7,888
Benchmark Electronics, Inc. (a)	1,138,139	20,202
DDi Corp. (a)(e)	1,941,845	8,039
FLIR Systems, Inc. (a)	689,686	20,884
Ingram Micro, Inc. Class A (a)	1,235,172	21,961
Insight Enterprises, Inc. (a)(d)	1,222,812	21,118
Itron, Inc. (a)	289,500	23,855
Jabil Circuit, Inc.	2,778,105	36,810
Meadville Holdings Ltd.	27,306,000	6,444
SMART Modular Technologies (WWH), Inc. (a)	2,067,847	17,060
		235,504
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	3,831,018	15,362
DealerTrack Holdings, Inc. (a)	812,233	21,898
Goldleaf Financial Solutions, Inc. (a)(e)	1,537,110	2,321
Greenfield Online, Inc. (a)(e)	1,344,273	17,287
Groupe Open SA (a)(e)	1,036,533	12,276
LBI International AB (a)(d)	1,700,400	8,021
LivePerson, Inc. (a)	2,130,123	8,307
LoopNet, Inc. (a)(d)	1,778,881	25,100
TheStreet.com, Inc.	358,632	3,981
		114,553
IT Services - 5.8%
CACI International, Inc. Class A (a)	355,448	15,494
CyberSource Corp. (a)(d)	2,571,636	43,075
Devoteam SA (e)	716,000	19,487
ExlService Holdings, Inc. (a)	1,040,528	19,749
Iress Market Technology Ltd. (d)	3,500,000	19,646
Lionbridge Technologies, Inc. (a)(e)	3,771,705	12,371
ManTech International Corp. Class A (a)	211,164	8,637
Perot Systems Corp. Class A (a)	5,411,275	65,693
RDM Corp. (a)(e)	2,061,900	4,458
Sapient Corp. (a)	2,100,775	14,726
SI International, Inc. (a)(e)	668,137	18,260
		241,596
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	399,760	12,277
Semiconductors & Semiconductor Equipment - 5.3%
Atmel Corp. (a)	6,397,551	20,216
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp. (a)	1,792,511	$ 2,348
Cypress Semiconductor Corp. (a)	679,000	14,429
FormFactor, Inc. (a)	1,466,696	35,523
Himax Technologies, Inc. sponsored ADR	9,963,318	49,119
LTX Corp. (a)	2,553,220	6,894
Microsemi Corp. (a)(d)	522,483	11,871
MIPS Technologies, Inc. (a)(e)	4,389,555	19,534
ON Semiconductor Corp. (a)	1,555,071	10,077
PDF Solutions, Inc. (a)(e)	2,815,641	24,327
Photronics, Inc. (a)	760,231	9,267
Rudolph Technologies, Inc. (a)(e)	1,820,984	18,665
Teradyne, Inc. (a)	109,300	1,199
		223,469
Software - 0.9%
Gameloft (a)	2,359,732	9,827
MacDonald Dettwiler & Associates Ltd. (a)	375,500	16,901
SourceForge, Inc. (a)(e)	6,748,418	11,945
		38,673
TOTAL INFORMATION TECHNOLOGY		974,467
MATERIALS - 2.1%
Chemicals - 0.4%
Nippon Parkerizing Co. Ltd.	1,000,000	15,047
Metals & Mining - 1.5%
Compass Minerals International, Inc. (d)	961,158	40,772
RTI International Metals, Inc. (a)	424,760	23,468
		64,240
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	153,423	3,658
Stella-Jones, Inc.	69,580	2,704
		6,362
TOTAL MATERIALS		85,649
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cbeyond, Inc. (a)	258,326	8,716
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 2.0%
Clipper Windpower PLC (a)(e)	5,869,898	$ 70,177
Plambeck Neue Energien AG (a)(d)(e)	4,124,000	13,570
		83,747
TOTAL COMMON STOCKS (Cost $3,954,034)		3,827,329
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(f)	461,818	1,893
Series H (a)(f)	46,051	368
		2,261
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (f)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		2,261
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 3.79% (b)	298,757,453	298,757
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	241,537,827	241,538
TOTAL MONEY MARKET FUNDS (Cost $540,295)		540,295
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $4,505,762)		4,369,885
NET OTHER ASSETS - (4.2)%		(177,682)
NET ASSETS - 100%		$ 4,192,203
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,502,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ener1, Inc.	11/20/07	$ 2,500
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
LifeMasters Supported SelfCare, Inc. Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,178
Fidelity Securities Lending Cash Central Fund	1,530
Total	$ 14,708
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Fiber Optic Products, Inc.	$ 6,192	$ 455	$ 801	$ -	$ 5,097
Amerigon, Inc.	27,317	8,790	19,233	-	29,203
Art Technology Group, Inc.	24,607	662	19,149	-	-
Avanex Corp.	-	28,567	15,210	-	-
BioLase Technology, Inc.	12,125	3,822	-	-	7,995
Bird Construction Income Fund	11,962	3,086	4,756	735	23,545
Carmike Cinemas, Inc.	-	27,227	-	526	7,374
Carriage Services, Inc. Class A	9,683	-	-	-	9,577
Celadon Group, Inc.	-	21,311	-	-	22,670
Cerner Corp.	178,736	44,445	135,299	-	-
Cholestech Corp.	-	-	-	-	-
Clipper Windpower PLC	43,677	47,663	-	-	70,177
CyberSource Corp.	27,285	7,122	-	-	-
DDi Corp.	-	12,807	-	-	8,039
Devoteam SA	28,146	4,890	-	168	19,487
Diamond Management & Technology Consultants, Inc.	24,577	6,390	10,279	1,002	-
Directed Electronics, Inc.	19,792	4,624	-	-	6,508
Eclipsys Corp.	20,635	60,652	4,793	-	90,269
Endeavor Acquisition Corp.(OLD)	18,861	-	21,818	-	-
ENGlobal Corp.	-	25,941	-	-	20,094
Famous Dave's of America, Inc.	20,192	-	-	-	11,886
First Consulting Group, Inc.	22,337	-	19,164	-	-
Forward Air Corp.	20,810	29,280	-	218	51,407
Frozen Food Express Industries, Inc.	-	16,533	-	124	9,919
Furniture Brands International, Inc.	29,860	7,248	9,983	1,060	-
Goldleaf Financial Solutions, Inc.	10,935	33	327	-	2,321
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Greenfield Online, Inc.	$ -	$ 21,521	$ -	$ -	$ 17,287
Groupe Open SA	14,328	4,859	-	-	12,276
Hooper Holmes, Inc.	17,937	9,375	10,868	-	-
Hypercom Corp.	26,062	1,532	12,284	-	-
I-trax, Inc.	9,093	921	-	-	7,252
Insight Enterprises, Inc.	39,014	9,800	32,726	-	-
Intermap Technologies Corp.	14,117	-	4,400	-	-
Kendle International, Inc.	27,414	-	30,065	-	-
Knight Transportation, Inc.	-	92,847	-	113	97,169
Ladish Co., Inc.	54,589	5,828	63,646	-	-
Lee Enterprises, Inc.	-	48,459	-	271	42,730
Lionbridge Technologies, Inc.	22,970	-	2,399	-	12,371
LMI Aerospace, Inc.	12,802	1,200	3,317	-	-
Marten Transport Ltd.	-	28,817	-	-	35,808
Medialink Worldwide, Inc.	3,065	-	-	-	1,927
Medtox Scientific, Inc.	-	13,646	-	-	13,491
MIPS Technologies, Inc.	32,389	3,843	-	-	19,534
Moldflow Corp.	17,267	-	16,293	-	-
Mothers Work, Inc.	11,804	4,466	-	-	11,240
NATCO Group, Inc. Class A	57,565	5,038	54,137	-	-
New Frontier Media, Inc.	9,395	7,893	-	622	8,972
Next Fifteen Communications Group plc	7,661	-	-	88	4,917
Nord Anglia Education PLC	-	15,658	-	-	10,992
Oplink Communications, Inc.	20,910	15,848	13,166	-	16,953
P.A.M. Transportation Services, Inc.	-	14,385	-	-	13,289
PAREXEL International Corp.	57,976	13,524	29,051	-	-
PDF Solutions, Inc.	30,861	613	-	-	24,327
Phase Forward, Inc.	32,296	-	34,069	-	-
Plambeck Neue Energien AG	19,338	5,882	4,672	-	13,570
PRA International	18,927	10,142	37,773	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ 4,200	$ 10,384	$ -	$ -	$ 8,770
Quixote Corp.	17,789	-	-	347	15,059
RDM Corp.	-	8,171	-	-	4,458
Regeneration Technologies, Inc.	23,933	6,213	18,219	-	15,299
Rudolph Technologies, Inc.	31,448	-	-	-	18,665
Saia, Inc.	-	13,059	-	-	13,278
Shoe Carnival, Inc.	18,942	3,897	-	-	12,599
SI International, Inc.	17,679	-	-	-	18,260
Skechers U.S.A., Inc. Class A (sub. vtg.)	56,258	15,128	55,656	-	-
SourceForge, Inc.	-	-	-	-	11,945
STEC, Inc.	29,031	23,376	17,082	-	30,694
Team, Inc.	25,904	-	13,751	-	-
The Geo Group, Inc.	32,596	97,247	34,891	-	90,016
TheStreet.com, Inc.	20,193	5,535	24,400	119	-
Triumph Group, Inc.	25,191	67,743	42,806	98	51,072
USA Truck, Inc.	-	14,540	-	-	13,253
VA Software Corp.	24,497	-	-	-	-
Xyratex Ltd.	41,764	-	41,565	-	-
Total	$ 1,484,934	$ 962,938	$ 858,048	$ 5,491	$ 1,063,041
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,527,078,000. Net unrealized depreciation aggregated $157,193,000, of which $511,246,000 related to appreciated investment securities and $668,439,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

January 31, 2008

1.813037.103

SMR-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Distributors - 0.1%
Core-Mark Holding Co., Inc. (a)	4,017	$ 103,679
Diversified Consumer Services - 2.3%
Regis Corp.	175,400	4,442,882
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	349,000	4,749,890
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	75,000	2,321,250
Specialty Retail - 7.7%
Chico's FAS, Inc. (a)	357,400	3,856,346
Collective Brands, Inc. (a)	130,000	2,290,600
The Men's Wearhouse, Inc.	149,800	3,818,402
USS Co. Ltd.	85,000	4,956,268
		14,921,616
TOTAL CONSUMER DISCRETIONARY		26,539,317
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 1.4%
The Pantry, Inc. (a)	91,700	2,664,802
Food Products - 1.1%
Marine Harvest ASA (a)	3,908,000	2,105,049
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	609,675	3,030,085
Personal Products - 1.6%
Nutraceutical International Corp. (a)	256,932	3,209,081
TOTAL CONSUMER STAPLES		11,009,017
ENERGY - 7.1%
Energy Equipment & Services - 1.4%
Superior Energy Services, Inc. (a)	68,100	2,730,129
Oil, Gas & Consumable Fuels - 5.7%
Mariner Energy, Inc. (a)	239,530	6,002,622
Western Refining, Inc.	127,100	2,713,585
World Fuel Services Corp.	86,000	2,275,560
		10,991,767
TOTAL ENERGY		13,721,896
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.0%
Commercial Banks - 1.5%
Intervest Bancshares Corp. Class A	196,178	$ 2,940,708
Insurance - 8.6%
Aspen Insurance Holdings Ltd.	182,106	5,139,031
Hilb Rogal & Hobbs Co.	122,500	4,432,050
IPC Holdings Ltd.	191,200	4,919,576
Max Capital Group Ltd.	72,100	2,046,919
		16,537,576
Thrifts & Mortgage Finance - 5.9%
Farmer Mac Class C (non-vtg.)	227,418	6,258,544
Washington Federal, Inc.	209,700	5,120,874
		11,379,418
TOTAL FINANCIALS		30,857,702
HEALTH CARE - 13.0%
Health Care Providers & Services - 7.9%
American Dental Partners, Inc. (a)	350,000	3,094,000
Odyssey Healthcare, Inc. (a)	194,432	1,712,946
Owens & Minor, Inc.	120,400	4,974,928
Pediatrix Medical Group, Inc. (a)	80,000	5,447,200
		15,229,074
Pharmaceuticals - 5.1%
Endo Pharmaceuticals Holdings, Inc. (a)	146,800	3,837,352
Perrigo Co.	131,100	4,043,124
Watson Pharmaceuticals, Inc. (a)	70,113	1,830,650
		9,711,126
TOTAL HEALTH CARE		24,940,200
INDUSTRIALS - 15.4%
Airlines - 1.1%
Pinnacle Airlines Corp. (a)	158,600	2,131,584
Commercial Services & Supplies - 6.8%
American Reprographics Co. (a)	363,306	5,714,803
Copart, Inc. (a)	134,000	5,477,920
Navigant Consulting, Inc. (a)	168,900	1,999,776
		13,192,499
Road & Rail - 7.5%
Frozen Food Express Industries, Inc.	464,659	2,643,910
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	125,000	$ 6,253,750
Marten Transport Ltd. (a)	180,000	3,061,800
P.A.M. Transportation Services, Inc. (a)	159,300	2,472,336
		14,431,796
TOTAL INDUSTRIALS		29,755,879
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.3%
RADWARE Ltd. (a)	321,700	4,500,583
Electronic Equipment & Instruments - 4.6%
SMART Modular Technologies (WWH), Inc. (a)	431,500	3,559,875
SYNNEX Corp. (a)	251,300	5,352,690
		8,912,565
Internet Software & Services - 6.2%
DivX, Inc. (a)	134,570	1,917,623
j2 Global Communications, Inc. (a)	173,579	3,803,116
LoopNet, Inc. (a)	150,000	2,116,500
Move, Inc. (a)	811,425	1,947,420
The Knot, Inc. (a)	149,400	2,187,216
		11,971,875
IT Services - 1.2%
Wright Express Corp. (a)	75,000	2,245,500
Semiconductors & Semiconductor Equipment - 3.0%
Miraial Co. Ltd.	46,400	1,128,035
Skyworks Solutions, Inc. (a)	570,000	4,588,500
		5,716,535
TOTAL INFORMATION TECHNOLOGY		33,347,058
MATERIALS - 4.5%
Chemicals - 1.6%
Spartech Corp.	215,000	3,166,950
Metals & Mining - 2.9%
Compass Minerals International, Inc.	130,700	5,544,294
TOTAL MATERIALS		8,711,244
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Gas Utilities - 2.6%
Southwest Gas Corp.	176,012	$ 5,025,143
TOTAL COMMON STOCKS (Cost $189,020,094)		183,907,456
Nonconvertible Preferred Stocks - 2.5%

CONSUMER DISCRETIONARY - 2.5%
Household Durables - 2.5%
M/I Homes, Inc. Series A, 9.75%	250,000	4,812,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,306,250)		4,812,500
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 3.79% (b) (Cost $3,524,024)	3,524,024	3,524,024
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $195,850,368)		192,243,980
NET OTHER ASSETS - 0.3%		644,265
NET ASSETS - 100%		$ 192,888,245
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205,852
Fidelity Securities Lending Cash Central Fund	177,459
Total	$ 383,311
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $197,453,088. Net unrealized depreciation aggregated $5,209,108, of which $15,477,011 related to appreciated investment securities and $20,686,119 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

January 31, 2008

1.813073.103

SMI-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Johnson Controls, Inc.	809,362	$ 28,627
The Goodyear Tire & Rubber Co. (a)	326,897	8,228
		36,855
Automobiles - 0.3%
Ford Motor Co. (a)(d)	2,876,182	19,098
General Motors Corp. (d)	771,442	21,840
Harley-Davidson, Inc. (d)	329,109	13,355
		54,293
Distributors - 0.1%
Genuine Parts Co.	228,845	10,053
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	186,409	14,864
H&R Block, Inc.	443,017	8,537
		23,401
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	595,350	26,487
Darden Restaurants, Inc.	193,400	5,477
International Game Technology	429,886	18,343
Marriott International, Inc. Class A	426,067	15,321
McDonald's Corp.	1,612,083	86,327
Starbucks Corp. (a)	995,525	18,825
Starwood Hotels & Resorts Worldwide, Inc.	271,431	12,282
Wendy's International, Inc.	119,117	2,909
Wyndham Worldwide Corp.	242,507	5,713
Yum! Brands, Inc.	693,226	23,681
		215,365
Household Durables - 0.5%
Black & Decker Corp.	85,236	6,183
Centex Corp.	165,689	4,603
D.R. Horton, Inc. (d)	377,805	6,517
Fortune Brands, Inc.	208,206	14,558
Harman International Industries, Inc.	82,427	3,839
KB Home	104,984	2,887
Leggett & Platt, Inc.	231,858	4,410
Lennar Corp. Class A (d)	189,970	3,913
Newell Rubbermaid, Inc.	380,682	9,182
Pulte Homes, Inc. (d)	289,640	4,733
Snap-On, Inc.	78,524	3,857
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	112,010	$ 5,753
Whirlpool Corp.	105,351	8,966
		79,401
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	418,753	32,537
Expedia, Inc. (a)(d)	283,073	6,516
IAC/InterActiveCorp (a)	251,287	6,518
		45,571
Leisure Equipment & Products - 0.1%
Brunswick Corp. (d)	119,856	2,276
Eastman Kodak Co. (d)	392,509	7,823
Hasbro, Inc.	200,457	5,206
Mattel, Inc.	500,005	10,505
		25,810
Media - 2.8%
CBS Corp. Class B	933,704	23,520
Clear Channel Communications, Inc.	678,658	20,842
Comcast Corp. Class A (a)	4,188,690	76,067
E.W. Scripps Co. Class A (d)	122,110	4,972
Gannett Co., Inc.	316,406	11,707
Interpublic Group of Companies, Inc. (a)(d)	642,486	5,737
McGraw-Hill Companies, Inc.	448,422	19,175
Meredith Corp.	51,735	2,431
News Corp. Class A	3,152,918	59,590
Omnicom Group, Inc.	445,560	20,215
The DIRECTV Group, Inc. (a)	978,497	22,094
The New York Times Co. Class A (d)	196,068	3,282
The Walt Disney Co.	2,594,424	77,651
Time Warner, Inc.	4,926,644	77,545
Viacom, Inc. Class B (non-vtg.) (a)	894,446	34,669
Washington Post Co. Class B	7,903	5,880
		465,377
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	123,225	2,139
Dillard's, Inc. Class A (d)	77,862	1,544
Family Dollar Stores, Inc.	191,463	4,026
JCPenney Co., Inc.	302,196	14,327
Kohl's Corp. (a)(d)	427,529	19,512
Macy's, Inc.	590,157	16,312
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc. (d)	256,226	$ 9,967
Sears Holdings Corp. (a)(d)	99,427	10,986
Target Corp.	1,132,430	62,940
		141,753
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	117,425	9,358
AutoNation, Inc. (a)(d)	188,054	3,062
AutoZone, Inc. (a)	60,165	7,273
Bed Bath & Beyond, Inc. (a)	360,947	11,637
Best Buy Co., Inc.	478,316	23,347
Circuit City Stores, Inc. (d)	229,745	1,250
Gamestop Corp. Class A (a)	216,771	11,214
Gap, Inc.	634,806	12,137
Home Depot, Inc. (d)	2,300,199	70,547
Limited Brands, Inc.	423,571	8,086
Lowe's Companies, Inc.	1,993,508	52,708
Office Depot, Inc. (a)	371,997	5,517
OfficeMax, Inc.	102,765	2,545
RadioShack Corp.	178,670	3,100
Sherwin-Williams Co. (d)	142,106	8,130
Staples, Inc.	963,772	23,073
Tiffany & Co., Inc.	184,878	7,377
TJX Companies, Inc.	595,649	18,799
		279,160
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	501,764	16,082
Jones Apparel Group, Inc. (d)	116,208	1,952
Liz Claiborne, Inc.	135,594	2,968
NIKE, Inc. Class B (d)	523,428	32,327
Polo Ralph Lauren Corp. Class A	80,261	4,863
VF Corp.	119,993	9,284
		67,476
TOTAL CONSUMER DISCRETIONARY		1,444,515
CONSUMER STAPLES - 10.1%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	1,000,210	46,530
Brown-Forman Corp. Class B (non-vtg.)	117,761	7,417
Coca-Cola Enterprises, Inc.	390,070	8,999
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,259	$ 5,523
Molson Coors Brewing Co. Class B	186,270	8,321
Pepsi Bottling Group, Inc.	189,027	6,588
PepsiCo, Inc.	2,194,002	149,609
The Coca-Cola Co.	2,708,854	160,283
		393,270
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	591,650	40,197
CVS Caremark Corp.	2,012,982	78,647
Kroger Co.	928,425	23,628
Safeway, Inc.	602,985	18,687
SUPERVALU, Inc.	288,142	8,662
Sysco Corp.	828,914	24,080
Wal-Mart Stores, Inc.	3,220,515	163,860
Walgreen Co.	1,351,559	47,453
Whole Foods Market, Inc. (d)	189,936	7,491
		412,705
Food Products - 1.4%
Archer Daniels Midland Co.	876,252	38,599
Campbell Soup Co.	303,249	9,586
ConAgra Foods, Inc.	664,122	14,299
Dean Foods Co.	179,377	5,023
General Mills, Inc.	460,207	25,132
H.J. Heinz Co.	431,955	18,384
Hershey Co.	229,005	8,290
Kellogg Co.	359,717	17,230
Kraft Foods, Inc. Class A	2,108,805	61,704
McCormick & Co., Inc. (non-vtg.)	174,117	5,871
Sara Lee Corp.	987,064	13,878
Tyson Foods, Inc. Class A	373,229	5,319
Wm. Wrigley Jr. Co.	296,908	17,051
		240,366
Household Products - 2.3%
Clorox Co.	188,780	11,576
Colgate-Palmolive Co.	694,799	53,500
Kimberly-Clark Corp.	576,697	37,860
Procter & Gamble Co.	4,232,943	279,163
		382,099
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	584,807	$ 20,480
Estee Lauder Companies, Inc. Class A	155,202	6,550
		27,030
Tobacco - 1.4%
Altria Group, Inc.	2,870,885	217,671
Reynolds American, Inc. (d)	233,206	14,769
UST, Inc. (d)	213,512	11,094
		243,534
TOTAL CONSUMER STAPLES		1,699,004
ENERGY - 12.1%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	433,683	28,159
BJ Services Co.	399,116	8,681
Cameron International Corp. (a)	298,120	12,002
ENSCO International, Inc.	197,454	10,094
Halliburton Co.	1,200,999	39,837
Nabors Industries Ltd. (a)(d)	386,025	10,508
National Oilwell Varco, Inc. (a)	486,127	29,279
Noble Corp.	365,343	15,991
Rowan Companies, Inc.	151,680	5,163
Schlumberger Ltd. (NY Shares)	1,629,950	122,996
Smith International, Inc.	273,028	14,801
Transocean, Inc. (a)(d)	433,430	53,139
Weatherford International Ltd. (a)	459,712	28,415
		379,065
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	635,640	37,242
Apache Corp.	451,366	43,078
Chesapeake Energy Corp.	619,091	23,049
Chevron Corp.	2,877,866	243,180
ConocoPhillips	2,180,174	175,112
CONSOL Energy, Inc.	247,308	18,053
Devon Energy Corp.	606,474	51,538
El Paso Corp.	954,753	15,734
EOG Resources, Inc.	335,282	29,337
Exxon Mobil Corp.	7,446,847	643,408
Hess Corp.	378,802	34,407
Marathon Oil Corp.	968,102	45,356
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	256,414	$ 18,857
Noble Energy, Inc.	233,976	16,982
Occidental Petroleum Corp.	1,129,365	76,650
Peabody Energy Corp.	360,919	19,497
Range Resources Corp.	203,349	10,619
Spectra Energy Corp.	861,813	19,684
Sunoco, Inc.	160,263	9,968
Tesoro Corp.	186,705	7,291
Valero Energy Corp.	750,237	44,407
Williams Companies, Inc.	808,969	25,863
XTO Energy, Inc.	659,072	34,232
		1,643,544
TOTAL ENERGY		2,022,609
FINANCIALS - 18.3%
Capital Markets - 3.4%
American Capital Strategies Ltd. (d)	261,323	9,191
Ameriprise Financial, Inc.	316,072	17,482
Bank of New York Mellon Corp.	1,552,008	72,370
Bear Stearns Companies, Inc. (d)	157,372	14,211
Charles Schwab Corp.	1,276,734	28,471
E*TRADE Financial Corp. (a)(d)	629,389	3,128
Federated Investors, Inc. Class B (non-vtg.)	117,858	5,017
Franklin Resources, Inc.	220,409	22,973
Goldman Sachs Group, Inc.	542,026	108,823
Janus Capital Group, Inc.	209,110	5,648
Legg Mason, Inc.	183,019	13,177
Lehman Brothers Holdings, Inc.	722,436	46,359
Merrill Lynch & Co., Inc.	1,166,758	65,805
Morgan Stanley	1,446,439	71,497
Northern Trust Corp.	260,807	19,133
State Street Corp.	526,393	43,227
T. Rowe Price Group, Inc.	359,902	18,207
		564,719
Commercial Banks - 3.4%
BB&T Corp. (d)	748,902	27,170
Comerica, Inc.	205,835	8,979
Commerce Bancorp, Inc.	265,551	10,120
Fifth Third Bancorp	725,996	19,674
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp. (d)	172,265	$ 3,733
Huntington Bancshares, Inc.	498,714	6,708
KeyCorp	529,887	13,857
M&T Bank Corp.	101,851	9,347
Marshall & Ilsley Corp.	350,718	9,785
National City Corp.	863,595	15,363
PNC Financial Services Group, Inc.	476,451	31,265
Regions Financial Corp.	947,405	23,913
SunTrust Banks, Inc.	476,023	32,822
U.S. Bancorp, Delaware	2,353,416	79,898
Wachovia Corp. (d)	2,692,491	104,819
Wells Fargo & Co.	4,599,226	156,420
Zions Bancorp	147,249	8,060
		561,933
Consumer Finance - 0.8%
American Express Co. (d)	1,593,911	78,612
Capital One Financial Corp.	532,655	29,195
Discover Financial Services (d)	650,899	11,391
SLM Corp.	703,000	15,290
		134,488
Diversified Financial Services - 4.7%
Bank of America Corp.	6,049,366	268,289
CIT Group, Inc.	258,462	7,227
Citigroup, Inc.	6,804,441	192,021
CME Group, Inc.	74,647	46,199
IntercontinentalExchange, Inc. (a)	94,812	13,270
JPMorgan Chase & Co.	4,578,331	217,700
Leucadia National Corp. (d)	230,477	10,180
Moody's Corp.	292,322	10,228
NYSE Euronext (d)	361,191	28,408
		793,522
Insurance - 4.2%
ACE Ltd.	449,220	26,207
AFLAC, Inc.	664,885	40,777
Allstate Corp.	777,878	38,326
AMBAC Financial Group, Inc. (d)	138,411	1,622
American International Group, Inc.	3,456,857	190,680
Aon Corp.	400,188	17,416
Assurant, Inc.	130,174	8,447
Cincinnati Financial Corp.	226,254	8,720
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (non-vtg.)	597,864	$ 14,552
Hartford Financial Services Group, Inc.	427,766	34,551
Lincoln National Corp.	366,953	19,948
Loews Corp.	599,125	27,973
Marsh & McLennan Companies, Inc.	708,957	19,567
MBIA, Inc. (d)	171,167	2,653
MetLife, Inc.	1,009,422	59,526
Principal Financial Group, Inc.	356,552	21,254
Progressive Corp.	951,501	17,660
Prudential Financial, Inc.	618,796	52,208
SAFECO Corp.	128,870	6,878
The Chubb Corp.	523,090	27,091
The Travelers Companies, Inc.	879,058	42,283
Torchmark Corp.	125,639	7,672
Unum Group	491,806	11,125
XL Capital Ltd. Class A (d)	242,955	10,933
		708,069
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	135,939	5,389
AvalonBay Communities, Inc.	107,338	10,084
Boston Properties, Inc.	162,557	14,942
Developers Diversified Realty Corp.	167,456	6,891
Equity Residential (SBI)	369,452	13,821
General Growth Properties, Inc.	332,312	12,136
Host Hotels & Resorts, Inc.	712,019	11,919
Kimco Realty Corp.	344,439	12,334
Plum Creek Timber Co., Inc. (d)	234,810	9,803
ProLogis Trust	351,007	20,832
Public Storage	169,704	13,279
Simon Property Group, Inc.	303,954	27,167
Vornado Realty Trust	182,630	16,510
		175,107
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	269,756	5,236
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	788,760	5,490
Fannie Mae	1,333,229	45,143
Freddie Mac (d)	901,689	27,402
Hudson City Bancorp, Inc.	709,332	11,619
MGIC Investment Corp. (d)	111,483	2,062
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	491,250	$ 6,126
Washington Mutual, Inc.	1,184,057	23,586
		121,428
TOTAL FINANCIALS		3,064,502
HEALTH CARE - 11.9%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,482,441	69,067
Biogen Idec, Inc. (a)	399,858	24,371
Celgene Corp. (a)	525,922	29,509
Genzyme Corp. (a)	362,522	28,324
Gilead Sciences, Inc. (a)	1,268,629	57,964
		209,235
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	864,233	52,494
Becton, Dickinson & Co.	332,432	28,765
Boston Scientific Corp. (a)	1,828,729	22,182
C.R. Bard, Inc.	138,884	13,412
Covidien Ltd.	678,617	30,287
Hospira, Inc. (a)	214,748	8,828
Medtronic, Inc.	1,541,073	71,768
St. Jude Medical, Inc. (a)	466,625	18,903
Stryker Corp.	324,501	21,732
Varian Medical Systems, Inc. (a)	170,534	8,866
Zimmer Holdings, Inc. (a)	319,927	25,041
		302,278
Health Care Providers & Services - 2.3%
Aetna, Inc.	682,038	36,325
AmerisourceBergen Corp.	228,929	10,680
Cardinal Health, Inc.	492,805	28,568
CIGNA Corp.	380,495	18,705
Coventry Health Care, Inc. (a)	211,099	11,944
Express Scripts, Inc. (a)	343,532	23,185
Humana, Inc. (a)	230,933	18,544
Laboratory Corp. of America Holdings (a)	157,016	11,600
McKesson Corp.	394,430	24,766
Medco Health Solutions, Inc. (a)	729,094	36,513
Patterson Companies, Inc. (a)	190,577	6,106
Quest Diagnostics, Inc.	213,742	10,542
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	646,190	$ 2,863
UnitedHealth Group, Inc.	1,761,199	89,539
WellPoint, Inc. (a)	778,714	60,895
		390,775
Health Care Technology - 0.0%
IMS Health, Inc.	264,408	6,317
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	229,232	7,228
Millipore Corp. (a)	74,386	5,218
PerkinElmer, Inc.	161,563	4,021
Thermo Fisher Scientific, Inc. (a)	575,085	29,611
Waters Corp. (a)	136,878	7,864
		53,942
Pharmaceuticals - 6.2%
Abbott Laboratories	2,106,186	118,578
Allergan, Inc.	418,399	28,112
Barr Pharmaceuticals, Inc. (a)	146,863	7,665
Bristol-Myers Squibb Co.	2,696,683	62,536
Eli Lilly & Co.	1,345,066	69,298
Forest Laboratories, Inc. (a)	425,057	16,905
Johnson & Johnson	3,900,526	246,747
King Pharmaceuticals, Inc. (a)	333,162	3,495
Merck & Co., Inc.	2,966,631	137,296
Mylan, Inc. (d)	412,156	6,145
Pfizer, Inc.	9,308,930	217,736
Schering-Plough Corp.	2,207,659	43,204
Watson Pharmaceuticals, Inc. (a)	141,245	3,688
Wyeth	1,825,229	72,644
		1,034,049
TOTAL HEALTH CARE		1,996,596
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.9%
General Dynamics Corp.	548,422	46,320
Goodrich Corp. (d)	170,263	10,650
Honeywell International, Inc.	1,017,837	60,124
L-3 Communications Holdings, Inc.	171,423	18,999
Lockheed Martin Corp.	473,018	51,048
Northrop Grumman Corp.	461,183	36,599
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	188,264	$ 21,424
Raytheon Co.	585,140	38,116
Rockwell Collins, Inc.	222,054	14,034
The Boeing Co.	1,056,400	87,871
United Technologies Corp.	1,347,323	98,907
		484,092
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	231,368	12,850
Expeditors International of Washington, Inc.	290,466	13,736
FedEx Corp.	421,524	39,404
United Parcel Service, Inc. Class B	1,432,283	104,786
		170,776
Airlines - 0.1%
Southwest Airlines Co.	1,000,484	11,736
Building Products - 0.1%
Masco Corp. (d)	502,669	11,526
Trane, Inc.	233,629	10,462
		21,988
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	394,635	3,887
Avery Dennison Corp. (d)	145,132	7,521
Cintas Corp.	184,051	6,041
Equifax, Inc.	179,695	6,665
Monster Worldwide, Inc. (a)	174,356	4,856
Pitney Bowes, Inc.	295,615	10,849
R.R. Donnelley & Sons Co.	292,497	10,205
Robert Half International, Inc.	219,525	6,098
Waste Management, Inc.	692,869	22,477
		78,599
Construction & Engineering - 0.2%
Fluor Corp.	120,522	14,664
Jacobs Engineering Group, Inc. (a)	164,684	12,588
		27,252
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	245,434	10,932
Emerson Electric Co.	1,072,982	54,550
Rockwell Automation, Inc.	203,392	11,597
		77,079
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.6%
3M Co.	972,121	$ 77,429
General Electric Co.	13,774,623	487,759
Textron, Inc.	339,724	19,042
Tyco International Ltd.	674,427	26,545
		610,775
Machinery - 1.8%
Caterpillar, Inc.	866,805	61,665
Cummins, Inc.	278,395	13,441
Danaher Corp.	345,064	25,690
Deere & Co.	604,833	53,080
Dover Corp.	270,847	10,931
Eaton Corp.	199,677	16,525
Illinois Tool Works, Inc.	563,466	28,399
Ingersoll-Rand Co. Ltd. Class A	371,316	14,674
ITT Corp.	247,123	14,687
Manitowoc Co., Inc.	176,952	6,745
PACCAR, Inc.	502,025	23,555
Pall Corp.	167,099	6,164
Parker Hannifin Corp.	229,284	15,502
Terex Corp. (a)	139,842	8,217
		299,275
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	406,219	35,146
CSX Corp. (d)	573,033	27,781
Norfolk Southern Corp.	527,803	28,707
Ryder System, Inc.	79,091	4,117
Union Pacific Corp.	357,953	44,755
		140,506
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	91,807	7,305
TOTAL INDUSTRIALS		1,929,383
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.5%
Ciena Corp. (a)(d)	117,168	3,179
Cisco Systems, Inc. (a)	8,269,192	202,595
Corning, Inc.	2,147,840	51,699
JDS Uniphase Corp. (a)	299,135	3,114
Juniper Networks, Inc. (a)	710,934	19,302
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc. (d)	3,113,498	$ 35,899
QUALCOMM, Inc.	2,230,509	94,618
Tellabs, Inc. (a)	598,576	4,082
		414,488
Computers & Peripherals - 4.0%
Apple, Inc. (a)	1,193,349	161,532
Dell, Inc. (a)	3,054,434	61,211
EMC Corp. (a)	2,859,852	45,386
Hewlett-Packard Co.	3,513,863	153,732
International Business Machines Corp.	1,878,134	201,599
Lexmark International, Inc. Class A (a)(d)	129,106	4,675
Network Appliance, Inc. (a)	469,128	10,893
QLogic Corp. (a)	186,572	2,668
SanDisk Corp. (a)(d)	311,051	7,916
Sun Microsystems, Inc. (a)	1,129,346	19,764
Teradata Corp. (a)	246,700	5,876
		675,252
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	526,860	17,866
Jabil Circuit, Inc.	283,598	3,758
Molex, Inc.	192,948	4,638
Tyco Electronics Ltd.	677,667	22,912
		49,174
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	226,481	6,840
eBay, Inc. (a)	1,549,667	41,671
Google, Inc. Class A (sub. vtg.) (a)	315,533	178,055
VeriSign, Inc. (a)	301,156	10,215
Yahoo!, Inc. (a)	1,821,555	34,937
		271,718
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	136,965	6,677
Automatic Data Processing, Inc.	717,188	29,096
Cognizant Technology Solutions Corp. Class A (a)	395,758	11,042
Computer Sciences Corp. (a)	223,036	9,439
Convergys Corp. (a)	177,513	2,753
Electronic Data Systems Corp.	697,974	14,029
Fidelity National Information Services, Inc.	232,647	9,876
Fiserv, Inc. (a)	224,397	11,527
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	454,552	$ 14,873
The Western Union Co.	1,023,489	22,926
Total System Services, Inc.	269,750	6,231
Unisys Corp. (a)	473,983	1,972
		140,441
Office Electronics - 0.1%
Xerox Corp.	1,259,980	19,404
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	822,757	6,286
Altera Corp.	457,782	7,732
Analog Devices, Inc.	413,467	11,726
Applied Materials, Inc.	1,878,338	33,660
Broadcom Corp. Class A (a)	641,280	14,159
Intel Corp.	7,969,380	168,951
KLA-Tencor Corp.	248,264	10,372
Linear Technology Corp.	304,599	8,428
LSI Corp. (a)(d)	962,163	5,022
MEMC Electronic Materials, Inc. (a)	312,276	22,315
Microchip Technology, Inc.	292,008	9,318
Micron Technology, Inc. (a)	1,036,432	7,286
National Semiconductor Corp.	320,256	5,902
Novellus Systems, Inc. (a)	158,304	3,761
NVIDIA Corp. (a)	757,236	18,620
Teradyne, Inc. (a)	236,670	2,596
Texas Instruments, Inc.	1,905,737	58,944
Xilinx, Inc.	400,711	8,764
		403,842
Software - 3.6%
Adobe Systems, Inc. (a)	782,065	27,318
Autodesk, Inc. (a)	314,714	12,950
BMC Software, Inc. (a)	266,885	8,551
CA, Inc.	534,104	11,766
Citrix Systems, Inc. (a)	258,565	8,952
Compuware Corp. (a)	390,091	3,316
Electronic Arts, Inc. (a)	429,305	20,336
Intuit, Inc. (a)(d)	453,489	13,918
Microsoft Corp.	10,966,147	357,496
Novell, Inc. (a)	476,845	3,033
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	5,374,812	$ 110,452
Symantec Corp. (a)	1,182,088	21,195
		599,283
TOTAL INFORMATION TECHNOLOGY		2,573,602
MATERIALS - 3.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	293,570	26,427
Ashland, Inc.	76,350	3,476
Dow Chemical Co.	1,287,201	49,763
E.I. du Pont de Nemours & Co.	1,225,390	55,363
Eastman Chemical Co.	110,440	7,297
Ecolab, Inc.	238,077	11,487
Hercules, Inc.	157,605	2,763
International Flavors & Fragrances, Inc.	110,857	4,724
Monsanto Co.	745,296	83,801
PPG Industries, Inc.	223,181	14,750
Praxair, Inc.	430,582	34,838
Rohm & Haas Co.	170,799	9,112
Sigma Aldrich Corp.	177,218	8,801
		312,602
Construction Materials - 0.1%
Vulcan Materials Co. (d)	147,470	11,570
Containers & Packaging - 0.1%
Ball Corp.	136,979	6,286
Bemis Co., Inc.	137,005	3,724
Pactiv Corp. (a)	177,847	5,088
Sealed Air Corp.	220,154	5,757
		20,855
Metals & Mining - 1.0%
Alcoa, Inc.	1,156,014	38,264
Allegheny Technologies, Inc.	139,379	9,812
Freeport-McMoRan Copper & Gold, Inc. Class B	520,554	46,345
Newmont Mining Corp. (d)	615,860	33,466
Nucor Corp.	392,441	22,683
Titanium Metals Corp. (d)	119,375	2,595
United States Steel Corp.	160,993	16,439
		169,604
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	583,546	$ 18,819
MeadWestvaco Corp.	251,805	7,051
Weyerhaeuser Co.	285,591	19,340
		45,210
TOTAL MATERIALS		559,841
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	8,266,183	318,165
CenturyTel, Inc.	150,451	5,553
Citizens Communications Co.	446,753	5,124
Embarq Corp.	208,277	9,435
Qwest Communications International, Inc.	2,140,191	12,584
Verizon Communications, Inc.	3,939,476	153,009
Windstream Corp. (d)	650,294	7,550
		511,420
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	551,655	20,704
Sprint Nextel Corp.	3,876,472	40,819
		61,523
TOTAL TELECOMMUNICATION SERVICES		572,943
UTILITIES - 3.5%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	226,579	12,414
American Electric Power Co., Inc.	545,203	23,351
Duke Energy Corp.	1,718,753	32,072
Edison International	444,076	23,163
Entergy Corp.	264,932	28,660
Exelon Corp.	899,526	68,535
FirstEnergy Corp.	415,486	29,591
FPL Group, Inc.	554,842	35,776
Pepco Holdings, Inc.	272,963	6,950
Pinnacle West Capital Corp.	136,823	5,257
PPL Corp.	507,298	24,817
Progress Energy, Inc.	353,289	15,958
Southern Co.	1,035,159	37,628
		344,172
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Nicor, Inc. (d)	61,505	$ 2,522
Questar Corp.	235,449	11,987
		14,509
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	912,188	17,405
Constellation Energy Group, Inc.	246,229	23,136
Dynegy, Inc. Class A (a)	675,722	4,744
		45,285
Multi-Utilities - 1.1%
Ameren Corp. (d)	283,513	12,704
CenterPoint Energy, Inc.	437,865	7,010
CMS Energy Corp.	306,796	4,807
Consolidated Edison, Inc.	370,073	16,128
Dominion Resources, Inc.	797,121	34,276
DTE Energy Co.	223,140	9,517
Integrys Energy Group, Inc.	103,947	5,054
NiSource, Inc.	373,693	7,096
PG&E Corp.	482,568	19,805
Public Service Enterprise Group, Inc. (d)	346,625	33,276
Sempra Energy	356,300	19,917
TECO Energy, Inc. (d)	287,151	4,787
Xcel Energy, Inc.	572,359	11,899
		186,276
TOTAL UTILITIES		590,242
TOTAL COMMON STOCKS (Cost $12,608,036)		16,453,237
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.1% to 3.21% 3/27/08 (e) (Cost $19,902)	$ 20,000	19,947
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	281,962,523	$ 281,963
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	539,045,594	539,046
TOTAL MONEY MARKET FUNDS (Cost $821,009)		821,009
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $13,448,947)		17,294,193
NET OTHER ASSETS - (3.1)%		(519,804)
NET ASSETS - 100%		$ 16,774,389
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
928 S&P 500 Index Contracts	March 2008	$ 320,067	$ (16,059)
The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,294,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,671
Fidelity Securities Lending Cash Central Fund	746
Total	$ 11,417
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $13,492,970,000. Net unrealized appreciation aggregated $3,801,223,000, of which $5,274,013,000 related to appreciated investment securities and $1,472,790,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008